DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P MidCap 400 ESG ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.1%
Communication Services
— 1.0%
Frontier Communications
Parent, Inc.*
821 21,888
Nexstar Media Group, Inc.
120 19,883
TEGNA, Inc.
731 10,899
Ziff Davis, Inc.*
171 9,851
ZoomInfo Technologies, Inc.*
1,099 13,496
(Cost $83,989)
76,017
Consumer Discretionary
— 15.1%
Adient PLC*
339 9,573
Aramark
973 31,282
Autoliv, Inc.
273 34,827
AutoNation, Inc.*
96 16,344
Boyd Gaming Corp.
258 13,757
Brunswick Corp.
255 21,045
Burlington Stores, Inc.*
237 56,892
Capri Holdings Ltd.*
433 14,960
Carter's, Inc.
137 9,371
Choice Hotels International, Inc.
92 10,413
Churchill Downs, Inc.
252 32,634
Dick's Sporting Goods, Inc.
216 49,170
Floor & Decor Holdings, Inc.*,
Class A
396 46,277
Gap, Inc.
798 23,110
Goodyear Tire & Rubber Co.*
1,051 12,938
Grand Canyon Education, Inc.*
110 15,671
H&R Block, Inc.
517 25,664
Harley-Davidson, Inc.
470 16,864
Helen of Troy Ltd.*
88 9,405
Hyatt Hotels Corp., Class A
164 24,185
KB Home
273 19,274
Lear Corp.
212 26,574
Leggett & Platt, Inc.
495 5,742
Lithia Motors, Inc.
102 25,820
Macy's, Inc.
1,017 19,811
Marriott Vacations Worldwide
Corp.
123 11,103
Nordstrom, Inc.
361 7,978
Penn Entertainment, Inc.*
553 9,677
Penske Automotive Group, Inc.
72 10,951
Planet Fitness, Inc.*, Class A
317 20,174
Polaris, Inc.
197 16,469
PVH Corp.
221 26,522
Service Corp. International
548 39,270
Taylor Morrison Home Corp.*
399 23,074
Tempur Sealy International, Inc.
639 32,819
Texas Roadhouse, Inc.
248 42,822
Thor Industries, Inc.
198 19,650
Number
of Shares Value $
Toll Brothers, Inc.
387 47,075
TopBuild Corp.*
117 48,900
Travel + Leisure Co.
269 11,820
Under Armour, Inc.*, Class A
701 5,040
Under Armour, Inc.*, Class C
708 4,928
Valvoline, Inc.*
481 19,529
Visteon Corp.*
103 11,471
Wendy's Co.
620 10,819
Whirlpool Corp.
204 18,978
Williams-Sonoma, Inc.
238 69,786
Wyndham Hotels & Resorts, Inc.
308 21,794
(Cost $985,646)
1,102,252
Consumer Staples — 3.5%
BJ's Wholesale Club Holdings,
Inc.*
495 43,595
Coty, Inc.*, Class A
1,395 14,452
Darling Ingredients, Inc.*
592 23,917
elf Beauty, Inc.*
206 38,504
Grocery Outlet Holding Corp.*
368 8,092
Ingredion, Inc.
242 28,454
Pilgrim's Pride Corp.*
149 5,354
Post Holdings, Inc.*
187 19,929
Sprouts Farmers Market, Inc.*
377 29,775
US Foods Holding Corp.*
839 44,324
(Cost $221,935)
256,396
Energy — 5.8%
Antero Midstream Corp.
1,263 18,503
Antero Resources Corp.*
1,047 37,305
Chesapeake Energy Corp.
413 37,554
Civitas Resources, Inc.
355 26,114
CNX Resources Corp.*
563 14,807
DT Midstream, Inc.
360 24,149
Equitrans Midstream Corp.
1,608 22,962
HF Sinclair Corp.
579 31,978
Murphy Oil Corp.
538 23,021
NOV, Inc.
1,462 27,515
Ovintiv, Inc.
938 48,467
Range Resources Corp.
895 33,034
Southwestern Energy Co.*
4,087 30,775
Valaris Ltd.*
233 18,034
Weatherford International PLC*
268 32,251
(Cost $376,208)
426,469
Financials — 16.5%
Affiliated Managers Group, Inc.
125 20,325
Ally Financial, Inc.
1,008 39,282
Annaly Capital Management,
Inc. REIT
1,856 36,563
Associated Banc-Corp.
551 11,802
Bank OZK
390 16,333

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P MidCap 400 ESG ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Brighthouse Financial, Inc.*
237 10,549
Cadence Bank
678 19,357
CNO Financial Group, Inc.
406 11,648
Columbia Banking System, Inc.
774 14,923
Commerce Bancshares, Inc.
440 24,482
Cullen/Frost Bankers, Inc.
237 24,074
East West Bancorp, Inc.
523 38,801
Equitable Holdings, Inc.
1,165 48,336
Erie Indemnity Co., Class A
93 33,706
Essent Group Ltd.
396 22,453
Euronet Worldwide, Inc.*
163 19,003
Evercore, Inc., Class A
129 26,179
Federated Hermes, Inc.
303 10,050
Fidelity National Financial, Inc.
960 48,346
First American Financial Corp.
383 21,287
First Horizon Corp.
2,073 32,836
FNB Corp.
1,331 18,328
Glacier Bancorp, Inc.
412 15,401
Hanover Insurance Group, Inc.
133 17,547
Janus Henderson Group PLC
492 16,482
Jefferies Financial Group, Inc.
629 29,261
MGIC Investment Corp.
1,011 21,231
New York Community Bancorp,
Inc.(a)
2,680 8,817
Old National Bancorp.
1,163 19,876
Pinnacle Financial Partners, Inc.
282 22,422
Primerica, Inc.
130 29,366
Reinsurance Group of America,
Inc.
245 51,401
RenaissanceRe Holdings Ltd.
196 44,661
RLI Corp.
149 21,751
SEI Investments Co.
370 25,053
Selective Insurance Group, Inc.
225 21,962
SLM Corp.
818 17,554
Starwood Property Trust, Inc.
REIT
1,104 21,462
Stifel Financial Corp.
379 30,680
Synovus Financial Corp.
543 21,552
Texas Capital Bancshares, Inc.*
175 10,549
UMB Financial Corp.
162 13,355
Unum Group
674 36,302
Valley National Bancorp
1,582 11,280
Voya Financial, Inc.
382 28,963
Webster Financial Corp.
638 28,212
Western Union Co.
1,301 16,653
WEX, Inc.*
159 29,784
Wintrust Financial Corp.
227 22,384
Zions Bancorp NA
550 23,754
(Cost $1,160,821)
1,206,378
Number
of Shares Value $
Health Care — 7.9%
Acadia Healthcare Co., Inc.*
342 23,560
Amedisys, Inc.*
121 11,029
Azenta, Inc.*
207 10,456
Cytokinetics, Inc.*
400 19,404
Doximity, Inc.*, Class A
453 12,562
Encompass Health Corp.
372 32,137
Enovis Corp.*
184 9,250
Envista Holdings Corp.*
636 12,313
Exelixis, Inc.*
1,125 24,401
Haemonetics Corp.*
188 15,807
Halozyme Therapeutics, Inc.*
490 21,702
HealthEquity, Inc.*
318 25,974
Integra LifeSciences Holdings
Corp.*
252 7,787
Jazz Pharmaceuticals PLC*
234 24,628
Lantheus Holdings, Inc.*
254 20,785
LivaNova PLC*
200 12,214
Neogen Corp.*
731 9,613
Neurocrine Biosciences, Inc.*
369 49,966
Option Care Health, Inc.*
657 19,592
Perrigo Co. PLC
502 13,820
Progyny, Inc.*
309 8,327
QuidelOrtho Corp.*
184 8,131
R1 RCM, Inc.*
731 9,401
Repligen Corp.*
193 28,774
Shockwave Medical, Inc.*(b)
137 45,895
Tenet Healthcare Corp.*
377 50,978
United Therapeutics Corp.*
174 47,873
(Cost $584,057)
576,379
Industrials — 21.2%
Acuity Brands, Inc.
113 29,336
Advanced Drainage Systems,
Inc.
253 43,893
AGCO Corp.
231 24,793
Avis Budget Group, Inc.
69 7,847
Brink's Co.
167 17,241
Carlisle Cos., Inc.
180 75,292
Chart Industries, Inc.*
156 24,497
Clean Harbors, Inc.*
187 40,502
Comfort Systems USA, Inc.
132 43,209
Concentrix Corp.
175 10,733
Crane Co.
181 26,984
Donaldson Co., Inc.
446 32,861
EMCOR Group, Inc.
175 68,016
EnerSys
150 16,176
Esab Corp.
210 21,592
ExlService Holdings, Inc.*
612 18,274
Flowserve Corp.
487 24,204
Fortune Brands Innovations, Inc.
468 32,788

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P MidCap 400 ESG ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
FTI Consulting, Inc.*
129 27,709
GATX Corp.
132 18,211
Genpact Ltd.
613 20,266
GXO Logistics, Inc.*
442 22,202
Hertz Global Holdings, Inc.*
487 2,123
Insperity, Inc.
131 12,408
ITT, Inc.
305 40,528
Kirby Corp.*
219 27,193
Knight-Swift Transportation
Holdings, Inc.
599 28,902
Landstar System, Inc.
133 24,210
Lennox International, Inc.
119 59,809
Lincoln Electric Holdings, Inc.
212 41,628
ManpowerGroup, Inc.
181 13,506
MasTec, Inc.*
224 25,144
Maximus, Inc.
227 19,545
MDU Resources Group, Inc.
756 19,082
MSA Safety, Inc.
137 24,660
MSC Industrial Direct Co., Inc.,
Class A
170 14,603
nVent Electric PLC
615 50,049
Owens Corning
330 59,753
Regal Rexnord Corp.
246 36,787
Ryder System, Inc.
164 19,921
Sensata Technologies Holding
PLC
561 23,181
Simpson Manufacturing Co., Inc.
158 26,215
Stericycle, Inc.*
343 17,678
Terex Corp.
249 14,858
Tetra Tech, Inc.
198 41,479
Timken Co.
241 20,941
Toro Co.
387 31,034
Trex Co., Inc.*
403 34,852
Valmont Industries, Inc.
78 19,609
Watsco, Inc.
116 55,088
Watts Water Technologies, Inc.,
Class A
102 20,311
Werner Enterprises, Inc.
235 8,829
WESCO International, Inc.
163 29,257
XPO, Inc.*
431 46,108
(Cost $1,318,651)
1,555,917
Information Technology
— 10.3%
Allegro MicroSystems, Inc.*
265 7,987
Amkor Technology, Inc.
383 12,482
Arrow Electronics, Inc.*
200 26,262
ASGN, Inc.*
175 16,434
Avnet, Inc.
335 18,291
Belden, Inc.
155 14,832
Blackbaud, Inc.*
156 12,159
Ciena Corp.*
538 25,916
Number
of Shares Value $
Cirrus Logic, Inc.*
200 22,940
Coherent Corp.*
490 27,959
CommVault Systems, Inc.*
162 17,429
Dolby Laboratories, Inc., Class A
221 17,903
Dropbox, Inc.*, Class A
951 21,426
Dynatrace, Inc.*
890 40,700
GoDaddy, Inc.*, Class A
523 73,027
Kyndryl Holdings, Inc.*
854 22,725
Littelfuse, Inc.
92 23,607
Lumentum Holdings, Inc.*
250 10,875
MACOM Technology Solutions
Holdings, Inc.*
203 20,531
Manhattan Associates, Inc.*
228 50,055
Novanta, Inc.*
133 21,567
Onto Innovation, Inc.*
182 39,439
Power Integrations, Inc.
211 16,038
Pure Storage, Inc.*, Class A
1,101 66,379
Rambus, Inc.*
399 22,049
Silicon Laboratories, Inc.*
118 14,888
Synaptics, Inc.*
146 13,682
Teradata Corp.*
363 11,837
Universal Display Corp.
162 28,463
Vontier Corp.
573 22,909
Wolfspeed, Inc.*
467 12,002
(Cost $722,682)
752,793
Materials — 7.4%
Alcoa Corp.
662 29,307
AptarGroup, Inc.
245 36,184
Arcadium Lithium PLC*
3,827 16,954
Ashland, Inc.
186 18,632
Avient Corp.
338 15,102
Axalta Coating Systems Ltd.*
816 29,041
Berry Global Group, Inc.
430 25,748
Cabot Corp.
206 21,074
Cleveland-Cliffs, Inc.*
1,849 31,951
Commercial Metals Co.
432 24,330
Crown Holdings, Inc.
444 37,380
Eagle Materials, Inc.
128 29,746
Graphic Packaging Holding Co.
1,135 32,143
Greif, Inc., Class A
95 6,169
Louisiana-Pacific Corp.
237 21,728
Royal Gold, Inc.
244 31,278
RPM International, Inc.
478 53,584
Scotts Miracle-Gro Co.
156 10,872
Sonoco Products Co.
364 22,339
United States Steel Corp.
830 31,830
Westlake Corp.
119 19,107
(Cost $514,785)
544,499

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P MidCap 400 ESG ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
Real Estate — 7.4%
Agree Realty Corp. REIT
372 22,603
American Homes 4 Rent, Class
A REIT
1,179 42,491
Brixmor Property Group, Inc.
REIT
1,116 25,121
COPT Defense Properties REIT
416 10,263
Cousins Properties, Inc. REIT
563 13,022
CubeSmart REIT
835 35,329
EastGroup Properties, Inc. REIT
177 29,237
Equity LifeStyle Properties, Inc.
REIT
692 43,437
Healthcare Realty Trust, Inc.
REIT
1,414 22,949
Jones Lang LaSalle, Inc.*
177 35,766
Kilroy Realty Corp. REIT
396 13,278
Kite Realty Group Trust REIT
814 17,843
NNN REIT, Inc. REIT
677 28,278
Omega Healthcare Investors,
Inc. REIT
910 29,420
Park Hotels & Resorts, Inc. REIT
779 12,355
PotlatchDeltic Corp. REIT
295 12,605
Rayonier, Inc. REIT
506 15,190
Rexford Industrial Realty, Inc.
REIT
782 35,472
Sabra Health Care REIT, Inc.
REIT
858 12,510
STAG Industrial, Inc. REIT
674 23,631
Vornado Realty Trust REIT
593 14,540
WP Carey, Inc. REIT
811 45,740
(Cost $562,385)
541,080
Utilities — 2.0%
Essential Utilities, Inc.
933 35,202
National Fuel Gas Co.
342 19,549
Number
of Shares Value $
New Jersey Resources Corp.
365 15,863
ONE Gas, Inc.
206 12,696
Ormat Technologies, Inc.
199 15,005
Portland General Electric Co.
375 16,710
Spire, Inc.
204 12,503
UGI Corp.
777 19,782
(Cost $156,386)
147,310
TOTAL COMMON STOCKS
(Cost $6,687,545)
7,185,490
EXCHANGE-TRADED FUNDS
— 1.3%
iShares ESG Screened S&P Mid-
Cap ETF
1,280 51,532
SPDR S&P MidCap 400 ETF
Trust
73 39,871
(Cost $80,382)
91,403
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(c)(d), 5.24%
(Cost $18)
18 18
CASH EQUIVALENTS — 0.3%
DWS Government Money
Market Series "Institutional
Shares"(c), 5.26%
(Cost $24,282)
24,282 24,282
TOTAL INVESTMENTS — 99.7%
(Cost $6,792,227)
7,301,193
Other assets and liabilities,
net — 0.3%
20,524
NET ASSETS — 100.0%
7,321,717

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P MidCap 400 ESG ETF
(Continued)
May 31, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
At May 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
 *(a)  (b)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (c)(d)
77,625 — (77,607) (e) — — 106 — 18 18
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 5.26% (c)
9,093 340,553 (325,364) — — 592 — 24,282 24,282
86,718 340,553 (402,971) — — 698 — 24,300 24,300
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $16, which is 0.0% of net assets.
(b)
Investment was valued using significant unobservable inputs.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
Micro E-mini S&P MidCap 400 Index Futures
USD 3 89,500 89,757 6/21/2024 257
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
May 31, 2024.
USD U.S. Dollar

6 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P MidCap 400 ESG ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
During the period ended May 31, 2024, the amount of transfers from Level 1 to Level 3 was $61,930. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
MIDE-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 7,139,595 $ — $ 45,895 $ 7,185,490
Exchange-Traded Funds
91,403 — — 91,403
Short-Term Investments (a)
24,300 — — 24,300
Derivatives (b)
Futures Contracts
257 — — 257
TOTAL
$ 7,255,555 $ — $ 45,895 $ 7,301,450
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.